PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-    PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2023	2022
Cost:

Leasehold improvements	$125,075	$114,397
Computers, peripheral equipment and electronic equipment	44,356	39,653
Internal use software	11,119	7,724
Office furniture and equipment	8,645	7,306
Vehicles	270	250

	189,465	169,330

Less - accumulated depreciation	52,537	60,592

Depreciated cost	$136,928	$108,738

Depreciation expense related to property and equipment, net was included in the following line items in the consolidated statements of comprehensive income (loss):

	Year ended December 31,
	2023	2022	2021

Cost of revenues	$3,060	$3,533	$3,186
Research and development, net	10,566	8,126	6,427
Selling and marketing	4,366	3,269	2,939
General and administrative	2,500	1,683	1,377

	$20,492	$16,611	$13,929

During 2023 and 2022, the Company recorded a reduction of $28,546 and $5,920 to the cost and accumulated depreciation of fully depreciated equipment no longer in use.